15. Segment Reporting (Details) (June 30, 2019) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue			$ 660,075
Revenue - related party			3,000		$ 22,200	$ 6,571
Total revenue	$ 420,337	$ 39,780	663,075	$ 108,332	308,129	898,084
Cost of Revenue	281,952	9,761	404,080	27,685	137,897	726,252
Gross profit	138,385	30,019	258,995	80,647	170,232	171,832
Selling	80,457	0	89,666	0
Compensation - officers	30,000	30,000	61,675	60,000	120,000	120,000
Research and development	64,716	56,771	126,720	107,789	221,510	208,238
Professional fees	216,865	513,736	572,139	563,897	960,846	107,899
General and administrative	238,714	135,889	349,170	205,052	451,597	256,225
Total Operating Expenses	630,752	736,396	1,199,370	936,738	1,753,953	692,362
Loss from Operations	(492,367)	(706,377)	(940,375)	(856,091)	(1,583,721)	(520,530)
Interest income, net	343	(388,901)	1,068	(443,020)	(440,943)	(105,831)
Other income	1,980	0	1,980	0
Total other expense	2,323	(388,901)	3,048	(443,020)	(440,943)	(105,831)
Loss before income taxes	(490,044)	(1,905,278)	(937,327)	(1,299,111)	(2,024,664)	(626,361)
Tax expense	0	0	0	0
Net Loss	$ (490,044)	$ (1,095,278)	(937,327)	$ (1,299,111)	$ (2,024,664)	$ (626,361)
Reportable Legal Entities [Member] | Focus [Member]
Revenue			208,383
Revenue - related party			3,000
Total revenue			211,838
Cost of Revenue			174,822
Gross profit			37,016
Selling			0
Compensation - officers			60,000
Research and development			126,720
Professional fees			567,535
General and administrative			291,272
Total Operating Expenses			1,045,530
Loss from Operations			(1,008,514)
Interest income, net			1,068
Other income			1,980
Total other expense			3,048
Loss before income taxes			(1,005,466)
Tax expense			0
Net Loss			(1,005,466)
Reportable Legal Entities [Member] | AVX Design [Member]
Revenue			451,237
Revenue - related party			0
Total revenue			451,237
Cost of Revenue			229,258
Gross profit			221,979
Selling			89,666
Compensation - officers			1,675
Research and development			0
Professional fees			4,604
General and administrative			57,895
Total Operating Expenses			153,840
Loss from Operations			68,139
Interest income, net			0
Other income			0
Total other expense			0
Loss before income taxes			68,139
Tax expense			0
Net Loss			$ 68,139